Property, plant and equipment (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Data processing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 152,472	R$ 153,476	R$ 146,005
Net book value	(152,472)	(153,476)	(146,005)
Data processing equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	262,572	244,452	214,279
Increase (decrease) in property, plant and equipment	18,120	30,173
Purchases	21,774	30,242
Disposals	3,654	862
Acquisition of subsidiary		793
Depreciation	(19,124)	(22,702)
Net book value	(262,572)	(244,452)	(214,279)
Data processing equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(110,100)	(90,976)	(68,274)
Disposals	(3,527)	(844)
Acquisition of subsidiary		346
Depreciation	(22,651)	(23,200)
Net book value	110,100	90,976	68,274
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,304,920	2,176,069	2,266,947
Net book value	(2,304,920)	(2,176,069)	(2,266,947)
provision of POS device	(163,891)	(246,771)
Machinery and equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,295,698	3,658,969	3,382,067
Increase (decrease) in property, plant and equipment	636,729	276,902
Purchases	1,087,743	902,688
Disposals	451,014	625,786
Acquisition of subsidiary		0
Depreciation	(507,878)	(367,780)
Net book value	(4,295,698)	(3,658,969)	(3,382,067)
provision of POS device	(416,030)	(536,006)
Machinery and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,990,778)	(1,482,900)	(1,115,120)
Disposals	(272,413)	(324,982)
Acquisition of subsidiary		0
Depreciation	(780,291)	(692,762)
Net book value	1,990,778	1,482,900	1,115,120
provision of POS device	(252,139)	(289,235)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	83,588	93,531	58,244
Net book value	(83,588)	(93,531)	(58,244)
Leasehold improvements | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	163,003	154,343	102,145
Increase (decrease) in property, plant and equipment	8,660	52,198
Purchases	8,660	55,975
Disposals	0	3,777
Acquisition of subsidiary		0
Depreciation	(18,603)	(16,911)
Net book value	(163,003)	(154,343)	(102,145)
Leasehold improvements | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(79,415)	(60,812)	(43,901)
Disposals	0	(1,614)
Acquisition of subsidiary		0
Depreciation	(18,603)	(18,525)
Net book value	79,415	60,812	43,901
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	31,356	27,935	22,303
Net book value	(31,356)	(27,935)	(22,303)
Other | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	62,214	47,540	33,692
Increase (decrease) in property, plant and equipment	14,674	13,848
Purchases	22,361	18,628
Disposals	7,687	4,822
Acquisition of subsidiary		42
Depreciation	(11,253)	(8,216)
Net book value	(62,214)	(47,540)	(33,692)
Other | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(30,858)	(19,605)	(11,389)
Disposals	(5,576)	(1,136)
Acquisition of subsidiary		17
Depreciation	(16,829)	(9,335)
Net book value	30,858	19,605	11,389
Property, plant and equipment	2,572,336	2,451,011	2,493,499
Depreciation	(773,048)	(685,685)	(640,798)
Net book value	(2,572,336)	(2,451,011)	(2,493,499)
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,783,487	4,105,304	3,732,183
Increase (decrease) in property, plant and equipment	678,183	373,121
Purchases	1,140,538	1,007,533
Disposals	462,355	635,247
Acquisition of subsidiary		835
Depreciation	(556,858)	(415,609)
Net book value	(4,783,487)	(4,105,304)	(3,732,183)
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,211,151)	(1,654,293)	(1,238,684)
Disposals	(281,516)	(328,576)
Acquisition of subsidiary		363
Depreciation	(838,374)	(743,822)
Net book value	R$ 2,211,151	R$ 1,654,293	R$ 1,238,684